Note 43 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 2,890,000,000	€ 2,949,000,000	€ 3,342,000,000
Expenses on insurance and reinsurance contracts (Income Statement)	(1,751,000,000)	(1,894,000,000)	(2,272,000,000)
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 1,138,000,000	€ 1,055,000,000	€ 1,069,000,000